CONCENTRATIONS (Details Textual) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	48.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	71.00%	43.00%